Ordinary Shares and Treasury Stock (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 05, 2022	Nov. 30, 2021	May 18, 2021
Ordinary Shares and Treasury Stock
Amount of shares repurchased		$ 68.0	$ 164.9		$ 175.0	$ 175.0
Maximum amount of shares repurchased				$ 80.0
Number of shares retired	32,353,269		19,042,105
Amount of shares retired			$ 105.0
Number of shares repurchased		24,203,643	27,191,731
Class A ordinary shares
Ordinary Shares and Treasury Stock
Shares issued upon exercise of share options and vesting of RSUs	4,801,007	4,503,090	2,180,370